Consolidated Supplementary Insurance Information (Income Statement Items) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplementary Insurance Information, by Segment [Line Items]
Premium Revenue and Policy Charges	$ 2,942	$ 3,522	$ 3,784
Net investment income	2,852	2,952	3,074
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	2,744	3,536	3,849
Amortization of DAC and VOBA Charged to Other Expenses	50	1,035	1,159
Other Operating Expenses	1,609	1,685	1,822
Retail [Member]
Supplementary Insurance Information, by Segment [Line Items]
Premium Revenue and Policy Charges	2,688	2,716	2,596
Net investment income	1,515	1,434	1,360
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	1,875	2,031	1,984
Amortization of DAC and VOBA Charged to Other Expenses	44	1,023	1,149
Other Operating Expenses	1,341	1,381	1,268
Corporate Benefit Funding [Member]
Supplementary Insurance Information, by Segment [Line Items]
Premium Revenue and Policy Charges	219	658	1,105
Net investment income	1,108	1,111	1,142
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	855	1,318	1,763
Amortization of DAC and VOBA Charged to Other Expenses	5	10	4
Other Operating Expenses	34	36	36
Corporate & Other [Member]
Supplementary Insurance Information, by Segment [Line Items]
Premium Revenue and Policy Charges	35	148	83
Net investment income	229	407	572
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	14	187	102
Amortization of DAC and VOBA Charged to Other Expenses	1	2	6
Other Operating Expenses	$ 234	$ 268	$ 518